Trade and Other Receivables - Summary of Aged Analysis of Trade Receivables and Amounts Receivable in Respect of Construction Contracts at Balance Sheet Date (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, gross	€ 3,639	€ 3,229	€ 3,565
Neither Past Due Nor Impaired [member]
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, gross	2,319	2,070
Less Than 60 Days [member]
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, gross	922	832
60 Days or Greater but Less than 120 Days [member]
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, gross	169	129
120 Days or Greater [member]
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, gross	96	67
Impaired (partial or full provision) [member]
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, gross	€ 133	€ 131